MERRILL LYNCH
                                                             GLOBAL FINANCIAL
                                                             SERVICES FUND, INC.

                               [GRAPHIC OMITTED]

                                             STRATEGIC
                                                      Performance

                                                             Annual Report
                                                             September 30, 2000

          Merrill Lynch Global Financial Services Fund, Inc., September 30, 2000

DEAR SHAREHOLDER

Fiscal Year in Review

The period since the Fund's inception (November 26, 1999) through September 30, 2000 proved to be a favorable one for Merrill Lynch Global Financial Services Fund, Inc. as stocks in this sector rallied strongly after a lackluster first couple months of the year. The Fund's Class A, Class B, Class C and Class D Shares had total returns of +22.90%, +21.80%, +21.80% and +22.60%, respectively. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4-6 of this report to shareholders.) This compares favorably to the +20.63% total return of the unmanaged Standard & Poor's (S&P) Financials Index and the Lipper Analytical Services Inc.'s peer group of financial services funds, which had an average total return of +16.55% for the period from November 30, 1999 to September 30, 2000.

Since the Fund was launched during the fiscal year, all stock holdings are new. However, a significant switch in weighting was effected over the last few months. Regional bank shares such as BankOne Corporation, Fifth Third and Bank of America Corporation were reduced or eliminated and the assets invested in insurance stocks such as John Hancock Financial Services, Inc., MBIA, Inc. and The Chubb Corporation. To a lesser extent, capital markets-oriented holdings such as The Goldman Sachs Group, Inc., J.P. Morgan & Co., Incorporated and Knight/Trimark Group, Inc. were also reduced or eliminated, and the assets were invested in savings and loan stocks, such as Sovereign Bancorp, Inc., Dime Bancorp, Inc. and Golden West Financial Corporation.

While financial stocks have enjoyed a strong run recently, the outlook remains bright for this sector. Expectations for the companies are relatively low and easy to achieve. A continued slowing in the US economy and coupled with our projection of stable earnings growth from financials in general, and insurance and thrifts in particular, should lead to continued positive performance for the Fund.

Portfolio Strategy

Relative performance during the six months ended September 30, 2000 was a bit weaker. The Fund's Class A, Class B, Class C and Class D Shares had total returns of +19.90%, +19.18%, +19.18% and +19.73%, respectively. The Fund underperformed the +20.33% total return of the S&P Financials Index but outperformed the +19.01% total return of the Lipper Analytical Services Inc.'s peer group of financial services funds.

The rally in financial stocks during the last six months was very much a recovery for the sector, which declined by 14% in the first two months of the year, and 8% in the second half of 1999. This reversal in price performance was driven by a few different factors. One factor was that the outlook on interest rates improved. Many investors came to believe that the Federal Reserve Board has ended its increases in the Federal Funds rate for this cycle. Three anchors are expected to slow the US economy: a stronger US dollar, soaring energy prices and interest rates significantly higher than the previous year. Financial stocks have tended to outperform in periods when the Federal Reserve Board finishes raising interest rates.

Another factor is that the large amount of cash being pulled out of old economy sectors and invested into technology-oriented stocks finally ended. After peaking at 5,048 in early March, the NASDAQ collapsed by more than 30%. Many new economy stocks fell even more. Investors came to have new respect for companies, such as those in the financial sector, that had profits, price/earning ratios of only two digits and positive cash flow. A small portion of the liquidity that had left financial stocks during the last two years returned, resulting in rising share prices.

A final factor motivating the reversal in price performance was that property and casualty (P&C) insurance pricing began to show real signs of improvement. After a decade of weak pricing in this large segment of the insurance industry, prices for P&C policies finally stabilized and have begun to rise. This trend became significantly more visible in the last several months, and has led to soaring share prices for companies in this area of the financial services sector.

In Conclusion

We appreciate your investment in Merrill Lynch Global Financial Services Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ James Ellman
James Ellman
Senior Vice President and
Portfolio Manager

November 6, 2000

PROXY RESULTS

During the six-month period ended September 30, 2000, Merrill Lynch Global Financial Services Fund, Inc.'s shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on July 25, 2000. The description of each proposal and number of shares voted are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Shares Voted
                                                                                                   For
------------------------------------------------------------------------------------------------------------------------------------
    1. To elect the Fund's Board of Directors:    Terry K. Glenn                                6,282,918
                                                  Ronald W. Forbes                              6,276,437
                                                  Cynthia A. Montgomery                         6,282,918
                                                  Charles C. Reilly                             6,277,437
                                                  Kevin A. Ryan                                 6,282,918
                                                  Roscoe S. Suddarth                            6,282,918
                                                  Richard R. West                               6,282,918
                                                  Arthur Zeikel                                 6,282,918
                                                  Edward D. Zinbarg                             6,282,918
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Shares Voted     Shares Voted    Shares Voted
                                                                                          For            Against         Abstain
------------------------------------------------------------------------------------------------------------------------------------
    2. To ratify the selection of Deloitte & Touche LLP as the Fund's
       independent auditors for the current fiscal year.                               6,474,891          45,561         174,017
------------------------------------------------------------------------------------------------------------------------------------


                                     2 & 3

          Merrill Lynch Global Financial Services Fund, Inc., September 30, 2000

PERFORMANCE DATA

About Fund
Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent
Performance
Results*

                                                              6 Month         Since Inception
As of September 30, 2000                                    Total Return       Total Return
=============================================================================================
ML Global Financial Services Fund, Inc. Class A Shares        +19.90%             +22.90%
---------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class B Shares         +19.18             +21.80
---------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class C Shares         +19.18             +21.80
---------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class D Shares         +19.73             +22.60
=============================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund commenced operations on 11/26/99.

Total Return
Based on a
$10,000 Investment

Class A & Class B Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares & Class B Shares compared to growth of an investment in the Standard & Poor's 500 Index. Beginning and ending values are:

                                            11/26/99**    9/00
ML Global Financial Services
Trust+--Class A Shares*                     $9,475        $11,645
ML Global Financial Services
Trust+--Class B Shares*                     $10,000       $11,780
Standard & Poor's Financials Index++        $10,000       $12,063

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML Global Financial Services Fund, Inc. invests primarily in a portfolio of common stocks of financial services companies that Fund management believes have the potential to increase in value.
++ This unmanaged Index is a capitalization-weighted index of all stocks designed to measure the performance of the Standard & Poor's 500 Index. The index was developed with a base level of 10 for the 1970 base period. Past performance is not predictive of future performance.

Aggregate
Total Return
For Class A &
Class B Shares

                                             % Return Without   % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
Inception (11/26/99)
through 9/30/00                                      +22.90%           +16.45%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                   % Return          % Return
                                                  Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
Inception (11/26/99)
through 9/30/00                                      +21.80%           +17.80%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.


                                      4 & 5

          Merrill Lynch Global Financial Services Fund, Inc., September 30, 2000

PERFORMANCE DATA (concluded)

Total Return
Based on a
$10,000 Investment

Class C & Class D Shares

A line graph depicting the growth of an investment in the Fund's Class C Shares and Class D Shares compared to growth of an investment in the Standard & Poor's 500 Index and High Yield Index. Beginning and ending values are:

                                            11/26/99**    9/00
ML Global Financial Services
Trust +--Class C Shares*                    $10,000       $12,080
ML Global Financial Services
Trust +--Class D Shares*                    $9,475        $11,616
Standard & Poor's Financials Index++        $10,000       $12,063

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML Global Financial Services Fund, Inc. invests primarily in a portfolio of common stocks of financial services companies that Fund management believes have the potential to increase in value.
++ This unmanaged Index is a capitalization-weighted index of all stocks designed to measure the performance of the Standard & Poor's 500 Index. The index was developed with a base level of 10 for the 1970 base period. Past performance is not predictive of future performance.

Aggregate
Total Return
For Class C &
Class D Shares

                                                % Return          % Return
                                              Without CDSC        With CDSC**
================================================================================
Class C Shares*
================================================================================
Inception (11/26/99)
through 9/30/00                                  +21.80%           +20.80%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

                                            % Return Without    % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
Inception (11/26/99)
through 9/30/00                                  +22.60%           +16.16%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
GLOBAL FINANCIAL
SERVICES FUND, INC.

                As of September 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
Assets:         Investment in Global Financial Services Portfolio, at value (identified cost--$82,015,770).            $ 97,489,796
                Prepaid expenses...........................................................................                 125,118
                                                                                                                       ------------
                Total assets...............................................................................              97,614,914
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities:    Payables:
                   Distributor.............................................................................  $  60,268
                   Administrative fees.....................................................................     24,624       84,892
                                                                                                             ---------
                Accrued expenses...........................................................................                  47,287
                                                                                                                       ------------
                Total liabilities..........................................................................                 132,179
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:     Net assets ................................................................................            $ 97,482,735
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets      Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized..............            $     68,138
Consist of:     Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized..............                 517,805
                Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized..............                 121,389
                Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized..............                  91,667
                Paid-in capital in excess of par...........................................................              80,382,561
                Undistributed realized capital gains on investments and foreign currency
                transactions from the Portfolio--net.......................................................                 827,149
                Unrealized appreciation on investments and foreign currency transactions
                from the Portfolio--net....................................................................              15,474,026
                                                                                                                       ------------
                Net assets.................................................................................            $ 97,482,735
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset       Class A--Based on net assets of $8,371,409 and 681,380 shares outstanding..................            $      12.29
Value:                                                                                                                 ============
                Class B--Based on net assets of $63,083,028 and 5,178,045 shares outstanding...............            $      12.18
                                                                                                                       ============
                Class C--Based on net assets of $14,787,460 and 1,213,887 shares outstanding...............            $      12.18
                                                                                                                       ============
                Class D--Based on net assets of $11,240,838 and 916,674 shares outstanding.................            $      12.26
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.


                                      6 & 7

          Merrill Lynch Global Financial Services Fund, Inc., September 30, 2000

STATEMENT OF OPERATIONS

MERRILL LYNCH
GLOBAL FINANCIAL
SERVICES FUND, INC.

                For the Period November 26, 1999+ to September 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
Investment      Investment income allocated from the Portfolio (net of $36,988 foreign withholding tax)....            $  1,187,562
Income:         Expenses allocated from the Portfolio......................................................                (410,015)
                                                                                                                       ------------
                Net investment income from the Portfolio...................................................                 777,547
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:       Account maintenance and distribution fees--Class B.........................................  $ 367,192
                Administration fees........................................................................    200,096
                Registration fees..........................................................................    141,957
                Offering costs.............................................................................     94,956
                Account maintenance and distribution fees--Class C.........................................     84,516
                Transfer agent fees--Class B...............................................................     34,535
                Professional fees..........................................................................     20,023
                Account maintenance fees--Class D..........................................................     18,739
                Printing and shareholder reports...........................................................     14,053
                Transfer agent fees--Class C...............................................................      8,540
                Transfer agent fees--Class D...............................................................      5,862
                Transfer agent fees--Class A...............................................................      3,477
                Accounting services........................................................................      1,333
                Other .....................................................................................        121
                                                                                                             ---------
                Total expenses.............................................................................                 995,400
                                                                                                                       ------------
                Investment loss--net.......................................................................                (217,853)
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Realized &      Realized gain from the Portfolio:
Unrealized         Investments--net........................................................................    923,102
Gain               Foreign currency transactions--net......................................................        260      923,362
From the                                                                                                     ---------
Portfolio--Net: Unrealized appreciation on investments and foreign currency transactions
                from the Portfolio--net....................................................................              15,474,026
                                                                                                                       ------------
                Net Increase in Net Assets Resulting from Operations.......................................            $ 16,179,535
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH
GLOBAL FINANCIAL
SERVICES FUND, INC.

                                                                                                                    For the Period
                                                                                                                   Nov. 26, 1999+ to
                Increase (Decrease) in Net Assets:                                                                  Sept. 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
Operations:     Investment loss--net...............................................................................    $   (217,853)
                Realized gain on investments and foreign currency transactions from the Portfolio--net.............         923,362
                Unrealized appreciation on investments and foreign currency transactions from the Portfolio--net...      15,474,026
                                                                                                                       ------------
                Net increase in net assets resulting from operations...............................................      16,179,535
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Capital Share   Net increase in net assets derived from capital share transactions.................................      81,203,200
Transactions:                                                                                                          ------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:     Total increase in net assets.......................................................................      97,382,735
                Beginning of period................................................................................         100,000
                                                                                                                       ------------
                End of period......................................................................................    $ 97,482,735
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MERRILL LYNCH
GLOBAL FINANCIAL
SERVICES FUND, INC.

                    The following per share data and ratios have been derived
                    from information provided in the financial statements.
                                                                             For the Period Nov. 26, 1999+ to Sept. 30, 2000
                                                                         -------------------------------------------------------
                    Increase (Decrease) in Net Asset Value:                Class A        Class B        Class C        Class D
--------------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period .............   $    10.00     $    10.00     $    10.00     $    10.00
Operating                                                                ----------     ----------     ----------     ----------
Performance:        Investment income (loss)--net ....................          .03           (.04)          (.04)           .02
                    Realized and unrealized gain on investments and
                    foreign currency transactions from the
                    Portfolio--net ...................................         2.26           2.22           2.22           2.24
                                                                         ----------     ----------     ----------     ----------
                    Total from investment operations .................         2.29           2.18           2.18           2.26
                                                                         ----------     ----------     ----------     ----------
                    Net asset value, end of period ...................   $    12.29     $    12.18     $    12.18     $    12.26
                                                                         ==========     ==========     ==========     ==========
--------------------------------------------------------------------------------------------------------------------------------
Total Investment    Based on net asset value per share ...............        22.90%+++      21.80%+++      21.80%+++      22.66%+++
Return:**                                                                ==========     ==========     ==========     ==========
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average   Expenses++ .......................................         1.62%*         2.63%*         2.63%*         1.88%*
Net Assets:                                                              ==========     ==========     ==========     ==========
                    Investment income (loss)--net ....................          .44%*         (.56%)*        (.57%)*         .22%*
                                                                         ==========     ==========     ==========     ==========
--------------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of period (in thousands) .........   $    8,371     $   63,083     $   14,788     $   11,241
Data:                                                                    ==========     ==========     ==========     ==========
--------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                                      8 & 9

          Merrill Lynch Global Financial Services Fund, Inc., September 30, 2000

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
GLOBAL FINANCIAL
SERVICES FUND, INC.

1. Significant Accounting Policies:

Merrill Lynch Global Financial Services Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Global Financial Services Portfolio (the "Portfolio"), which is the portfolio of Global Financial Services Master Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Prior to commencement of operations on November 26, 1999, the Fund had no operations other than those relating to organizational matters and the issuance of 10,000 capital shares of the Fund on June 1, 1999 to Fund Asset Management, L.P. ("FAM") for $100,000. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in conformity with accounting principles generally accepted in the United States of America.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

(g) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $96,213 have been reclassified between undistributed net realized capital gains and undistributed net investment income and $121,640 has been reclassified between paid-in capital in excess of par and undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Fund has entered into an Administrative Services Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. (ML & Co.), which is the limited partner. The Fund pays a monthly fee at an annual rate of .35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                  Account          Distribution
                                              Maintenance Fee          Fee
--------------------------------------------------------------------------------
Class B ..................................         .25%                .75%
Class C ..................................         .25%                .75%
Class D ..................................         .25%                 --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the period November 26, 1999 to September 30, 2000, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                 FAMD              MLPF&S
--------------------------------------------------------------------------------
Class A ..............................              --            $      2
Class D ..............................          $5,401            $361,570
--------------------------------------------------------------------------------

For the period November 26, 1999 to September 30, 2000, MLPF&S received contingent deferred sales charges of $113,364 and $8,194 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Portfolio for the period November 26, 1999 to September 30, 2000 were $85,781,394 and $5,466,534, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $81,203,200 for the period November 26, 1999 to September 30, 2000.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Period                                          Dollar
Nov. 26, 1999+ to Sept. 30, 2000                 Shares                Amount
--------------------------------------------------------------------------------
Shares sold ........................            991,995            $ 10,089,758
Shares redeemed ....................           (313,115)             (2,949,876)
                                               --------            ------------
Net increase .......................            678,880            $  7,139,882
                                               --------            ============
--------------------------------------------------------------------------------
+ Prior to November 26, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

--------------------------------------------------------------------------------
Class B Shares for the Period                                           Dollar
Nov. 26, 1999+ to Sept. 30, 2000                    Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..............................        5,794,899        $ 58,747,806
Automatic conversion of shares ...........          (14,060)           (149,207)
Shares redeemed ..........................         (605,294)         (6,096,424)
                                                  ---------        ------------
Net increase .............................        5,175,545        $ 52,502,175
                                                  =========        ============
--------------------------------------------------------------------------------
+ Prior to November 26, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.


                                     10 & 11

          Merrill Lynch Global Financial Services Fund, Inc., September 30, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
GLOBAL FINANCIAL
SERVICES FUND, INC.

--------------------------------------------------------------------------------
Class C Shares for the Period                                          Dollar
Nov. 26, 1999+ to Sept. 30, 2000                 Shares                Amount
--------------------------------------------------------------------------------
Shares sold ........................           1,355,710           $ 13,736,000
Shares redeemed ....................            (144,323)            (1,403,532)
                                               ---------           ------------
Net increase .......................           1,211,387           $ 12,332,468
                                               =========           ============
--------------------------------------------------------------------------------
+ Prior to November 26, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

--------------------------------------------------------------------------------
Class D Shares for the Period                                          Dollar
Nov. 26, 1999+ to Sept. 30, 2000                    Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        1,197,388        $ 12,058,182
Automatic conversion of shares ...........           13,999             149,207
                                                  ---------        ------------
Total issued .............................        1,211,387          12,207,389
Shares redeemed ..........................         (297,213)         (2,978,714)
                                                  ---------        ------------
Net increase .............................          914,174        $  9,228,675
                                                  =========        ============
--------------------------------------------------------------------------------
+ Prior to November 26, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Global Financial Services Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Global Financial Services Fund, Inc. of Global Financial Services Master Trust (the "Fund") as of September 30, 2000, the related statements of operations and changes in net assets, and the financial highlights for the period from November 26, 1999 (commencement of operations) to September 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Global Financial Services Fund, Inc. of Global Financial Services Master Trust as of September 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period from November 26, 1999 (commencement of operations) to September 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
November 8, 2000

   SCHEDULE OF INVESTMENTS     (in US dollars)

                                Global Financial Services Portfolio

                                             Shares                                                                      Percent of
AFRICA            Industries                  Held                            Investments                         Value   Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
South Africa      Banking                     95,700   Standard Bank Investment Corporation Limited             $ 367,771       0.4%
                  -----------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Africa (Cost--$371,918)               367,771       0.4
-----------------------------------------------------------------------------------------------------------------------------------
LATIN AMERICA
-----------------------------------------------------------------------------------------------------------------------------------
Brazil            Banking                 57,500,000   Banco Bradesco SA                                          336,585       0.4
                                          57,500,000   Bradespar SA                                                35,840       0.0
                  -----------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Latin America (Cost--$375,906)        372,425       0.4
-----------------------------------------------------------------------------------------------------------------------------------
MIDDLE EAST
-----------------------------------------------------------------------------------------------------------------------------------
Israel            Banking                    110,000   Bank Hapoalim                                              337,326       0.4
                                             137,000   Bank Leumi Le-Israel                                       307,773       0.3
                  -----------------------------------------------------------------------------------------------------------------
                                                       Total Investments in the Middle East (Cost--$549,807)      645,099       0.7
-----------------------------------------------------------------------------------------------------------------------------------
NORTH AMERICA
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda           Insurance                   17,700   Ace Limited                                                694,725       0.7
                  -----------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Bermuda                               694,725       0.7
-----------------------------------------------------------------------------------------------------------------------------------
Canada            Banking                     17,200   Bank of Nova Scotia                                        500,133       0.5
                                              13,700   Canadian Imperial Bank of Commerce                         450,718       0.5
                                              14,400   Royal Bank of Canada                                       427,808       0.4
                                              16,800   The Toronto-Dominion Bank                                  493,527       0.5
                  -----------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Canada                              1,872,186       1.9
-----------------------------------------------------------------------------------------------------------------------------------
United States     Banking                     18,900   Bank of America Corporation                                989,887       1.0
                                              20,800   The Bank of New York Company, Inc.                       1,166,100       1.2
                                              22,400   Bank One Corporation                                       865,200       0.9
                                              24,100   Capital One Financial Corporation                        1,688,506       1.7
                                             146,700   First Security Corporation                               2,393,044       2.4
                                              36,600   FleetBoston Financial Corporation                        1,427,400       1.5
                                              20,400   Investors Financial Services                             1,286,475       1.3
                                              14,700   J.P. Morgan & Co., Incorporated                          2,401,613       2.5
                                               8,300   Mellon Financial Corporation                               384,913       0.4
                                               5,000   Northern Trust Corporation                                 444,375       0.4
                                               5,500   PNC Bank Corp.                                             357,500       0.4
                                              35,400  +Silicon Valley Bancshares                                2,062,050       2.1
                                               7,200   State Street Corporation                                   936,000       1.0
                                               5,900   SunTrust Banks, Inc.                                       293,894       0.3
                                              34,200   Washington Mutual, Inc.                                  1,361,588       1.4
                                                                                                              -----------     -----
                                                                                                               18,058,545      18.5
                  -----------------------------------------------------------------------------------------------------------------


                                     12 & 13

          Merrill Lynch Global Financial Services Fund, Inc., September 30, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                  Global Financial Services Portfolio (continued)

NORTH AMERICA                                Shares                                                                      Percent of
(concluded)       Industries                  Held                            Investments                         Value   Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
United States     Computer Services            3,100  +CheckFree Corp.                                        $   129,812       0.1%
(concluded)       -----------------------------------------------------------------------------------------------------------------
                  Data Processing              9,200  +Fiserv, Inc.                                               550,850       0.5
                                              16,600  +Netzee, Inc.                                                59,138       0.1
                                                                                                              -----------     -----
                                                                                                                  609,988       0.6
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment        19,700   General Electric Company                                 1,136,444       1.2
                  -----------------------------------------------------------------------------------------------------------------
                  Financial Services         102,500   Advanta Corp.                                            1,153,125       1.2
                                              33,100   American Express Company                                 2,010,825       2.1
                                              69,700   Associates First Capital Corporation (Class A)           2,648,600       2.7
                                              19,132   The Charles Schwab Corporation                             679,186       0.7
                                              62,166   Citigroup Inc.                                           3,360,849       3.5
                                              22,800  +CompuCredit Corporation                                  1,276,800       1.3
                                              10,300   Dain Rauscher Corporation                                  957,900       1.0
                                              24,000   Dime Bancorp, Inc.                                         517,500       0.5
                                              27,400   Federal Home Loan Mortgage Association                   1,481,312       1.5
                                              23,400   Federal National Mortgage Association                    1,673,100       1.7
                                              24,500   Firstar Corporation                                        548,187       0.6
                                              27,800   Golden West Financial Corporation                        1,490,775       1.5
                                              19,000   The Hartford Financial Services Group, Inc.              1,385,813       1.4
                                              20,900   Household International, Inc.                            1,183,463       1.2
                                               4,600   Lehman Brothers Holdings, Inc.                             679,650       0.7
                                              29,200   MBNA Corporation                                         1,124,200       1.2
                                              27,300  +MetLife, Inc.                                              714,919       0.7
                                              44,600   Metris Companies Inc.                                    1,761,700       1.8
                                               9,000   Morgan Stanley Dean Witter & Co.                           822,938       0.8
                                              11,000   PaineWebber Group Inc.                                     749,375       0.8
                                              18,400   Stilwell Financial, Inc.                                   800,400       0.8
                                              30,000   Tucker Anthony Sutro Corporation                           761,250       0.8
                                                                                                              -----------     -----
                                                                                                               27,781,867      28.5
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance                   21,900   AFLAC Incorporated                                       1,402,969       1.4
                                              36,200   AXA Financial, Inc.                                      1,843,937       1.9
                                              14,800   Allmerica Financial Corporation                            946,275       1.0
                                               9,300   Ambac Financial Group, Inc.                                681,225       0.7
                                              12,000   American General Corporation                               936,000       1.0
                                              40,150   American International Group, Inc.                       3,841,853       3.9
                                              29,500   Aon Corporation                                          1,157,875       1.2
                                              17,300   CIGNA Corporation                                        1,806,120       1.9
                                               5,500   The Chubb Corporation                                      435,187       0.4
                                              34,200  +John Hancock Financial Services, Inc.                      919,125       0.9
                                               8,000   Lincoln National Corporation                               385,000       0.4
                                              11,700   MBIA, Inc.                                                 832,163       0.9
                                              17,000   Marsh & McLennan Companies, Inc.                         2,256,750       2.3
                                              20,900   Providian Financial Corporation                          2,654,300       2.7
                                              13,700   UnitedHealth Group Incorporated                          1,352,875       1.4
                                                                                                              -----------     -----
                                                                                                               21,451,654      22.0
                  -----------------------------------------------------------------------------------------------------------------
                  Investment Management       17,500   Alliance Capital Management Holding L.P.                   877,187       0.9
                  -----------------------------------------------------------------------------------------------------------------
                  Savings & Loan Associations 13,800   Bank United Corp. (Class A)                                699,487       0.7
                                              18,600   GreenPoint Financial Corp.                                 551,025       0.6
                                              93,300   Sovereign Bancorp, Inc.                                    863,025       0.9
                                                                                                              -----------     -----
                                                                                                                2,113,537       2.2
                  -----------------------------------------------------------------------------------------------------------------
                                                       Total Investments in the United States                  72,159,034      74.0
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in North America (Cost--$59,664,736)  74,725,945      76.6
-----------------------------------------------------------------------------------------------------------------------------------
PACIFIC
BASIN/ASIA
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong         Banking                     50,700   HSBC Holdings PLC                                          712,033       0.7
                  -----------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Hong Kong                             712,033       0.7
-----------------------------------------------------------------------------------------------------------------------------------
Japan             Banking                     37,000   The Bank of Tokyo-Mitsubishi, Ltd.                         437,248       0.4
                                             176,000   The Daiwa Bank, Ltd.                                       400,666       0.4
                                                  57   Mizuho Holdings, Inc.                                      469,461       0.5
                                              51,000   The Sanwa Bank, Ltd.                                       454,026       0.5
                                              36,000   The Sumitomo Bank, Ltd.                                    456,413       0.5
                                              86,000   The Tokai Bank Ltd.                                        436,924       0.4
                  -----------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Japan                               2,654,738       2.7
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in the Pacific Basin/Asia
                                                       (Cost--$3,529,162)                                       3,366,771       3.4
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN EUROPE
-----------------------------------------------------------------------------------------------------------------------------------
Denmark           Banking                      5,800  +Den Danske Bank Group                                      736,817       0.7
                  -----------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Denmark                               736,817       0.7
-----------------------------------------------------------------------------------------------------------------------------------
France            Banking                      8,900   Banque Nationale de Paris (BNP)                            784,640       0.8
                                              13,200   Societe Generale `A'                                       737,964       0.8
                                                                                                              -----------     -----
                                                                                                                1,522,604       1.6
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance                    5,600   Axa                                                        731,416       0.7
                  -----------------------------------------------------------------------------------------------------------------
                                                       Total Investments in France                              2,254,020       2.3
-----------------------------------------------------------------------------------------------------------------------------------
Ireland           Banking & Financial         70,400   Allied Irish Banks PLC                                     767,902       0.8
                                             210,600   Anglo Irish Bank Corporation PLC                           473,286       0.5
                                              96,738   Bank of Ireland                                            772,614       0.8
                  -----------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Ireland                             2,013,802       2.1
-----------------------------------------------------------------------------------------------------------------------------------
Italy             Banking & Financial        340,900   Banca Nazionale del Lavoro (Ordinary)                    1,149,225       1.2
                  -----------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Italy                               1,149,225       1.2
-----------------------------------------------------------------------------------------------------------------------------------


                                     14 & 15

          Merrill Lynch Global Financial Services Fund, Inc., September 30, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                Global Financial Services Portfolio (concluded)

WESTERN EUROPE                               Shares                                                                      Percent of
 (concluded)      Industries                  Held                            Investments                         Value   Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands       Banking                     24,000   ABN AMRO Holding NV                                     $  559,152       0.6%
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance                   16,400   ING Groep NV                                             1,092,422       1.1
                  -----------------------------------------------------------------------------------------------------------------
                                                       Total Investments in the Netherlands                     1,651,574       1.7
-----------------------------------------------------------------------------------------------------------------------------------
Norway            Financial Services          84,000   DNB Holding ASA                                            365,483       0.4
                                              28,900   Sparebanken NOR (Capital Certificates)                     701,935       0.7
                  -----------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Norway                              1,067,418       1.1
-----------------------------------------------------------------------------------------------------------------------------------
Spain             Banking & Financial         78,300   Banco Santander Central Hispano, SA                        859,601       0.9
                  -----------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Spain                                 859,601       0.9
-----------------------------------------------------------------------------------------------------------------------------------
Sweden            Banking                     42,900   ForeningsSparbanken AB                                     610,121       0.6
                  -----------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Sweden                                610,121       0.6
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom    Banking                     21,400   Barclays PLC                                               592,299       0.6
                                              41,200   Lloyds TSB Group PLC                                       384,369       0.4
                                                                                                              -----------     -----
                                                                                                                  976,668       1.0
                  -----------------------------------------------------------------------------------------------------------------
                  Investment Management       39,000   Amvescap PLC                                               844,164       0.9
                  -----------------------------------------------------------------------------------------------------------------
                                                       Total Investments in the United Kingdom                  1,820,832       1.9
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Western Europe (Cost--$11,672,449) 12,163,410      12.5
-----------------------------------------------------------------------------------------------------------------------------------
                        Face
                       Amount                                          Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                  Commercial Paper*       $2,016,000   General Motors Acceptance Corp., 6.75% due 10/02/2000    2,015,244       2.1
                  -----------------------------------------------------------------------------------------------------------------
                  US Government Agency     4,384,000   Freddie Mac Participation Certificates,
                  Obligations*                         6.41% due 10/10/2000                                     4,376,194       4.5
                  -----------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Short-Term Securities
                                                       (Cost--$6,391,438)                                       6,391,438       6.6
-----------------------------------------------------------------------------------------------------------------------------------
                  Total Investments (Cost--$82,555,416)                                                        98,032,859     100.6

                  Liabilities in Excess of Other Assets                                                          (542,939)     (0.6)
                                                                                                              -----------     -----
                  Net Assets                                                                                  $97,489,920     100.0%
                                                                                                              ===========     =====
-----------------------------------------------------------------------------------------------------------------------------------

* Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
+     Non-income producing security. See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

GLOBAL
FINANCIAL SERVICES
PORTFOLIO

                   As of September 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
Assets:            Investments, at value (identified cost--$82,555,416)............................                    $ 98,032,859
                   Cash............................................................................                             949
                   Foreign cash....................................................................                          88,050
                   Receivables:
                     Contributions.................................................................    $   376,795
                     Dividends.....................................................................        127,624          504,419
                                                                                                       -----------
                   Prepaid expenses and other assets...............................................                          31,931
                                                                                                                       ------------
                   Total assets....................................................................                      98,658,208
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities:       Payables:
                     Securities purchased..........................................................        961,274
                     Withdrawals...................................................................         96,004
                     Investment adviser............................................................         28,133        1,085,411
                                                                                                       -----------
                   Accrued expenses................................................................                          82,877
                                                                                                                       ------------
                   Total liabilities...............................................................                       1,168,288
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:        Net assets......................................................................                    $ 97,489,920
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets         Partners' capital...............................................................                    $ 82,015,872
Consist of:        Unrealized appreciation on investments and foreign currency transactions--net...                      15,474,048
                                                                                                                       ------------
                   Net assets......................................................................                    $ 97,489,920
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.


                                     16 & 17

          Merrill Lynch Global Financial Services Fund, Inc., September 30, 2000

STATEMENT OF OPERATIONS

GLOBAL
FINANCIAL SERVICES
PORTFOLIO

                   For the Period November 26, 1999+ to September 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
Investment         Dividends (net of $36,988 foreign withholding tax)..............................                    $    968,502
Income:            Interest and discount earned....................................................                         219,062
                                                                                                                       ------------
                   Total income....................................................................                       1,187,564
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:          Investment advisory fees........................................................    $   228,757
                   Accounting services.............................................................         71,154
                   Custodian fees..................................................................         28,811
                   Trustees' fees and expenses.....................................................         27,778
                   Offering costs..................................................................         26,684
                   Professional fees...............................................................         19,966
                   Pricing fees....................................................................            712
                   Other ..........................................................................          6,153
                                                                                                       -----------
                   Total expenses..................................................................                         410,015
                                                                                                                       ------------
                   Investment income--net..........................................................                         777,549
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Realized &         Realized gain from:
Unrealized Gain       Investments--net.............................................................        923,103
(Loss)                Foreign currency transactions--net...........................................            260          923,363
On Investments &                                                                                       -----------
Foreign Currency   Unrealized appreciation/depreciation on:
Transactions--Net:    Investments--net.............................................................     15,477,443
                      Foreign currency transactions--net...........................................         (3,395)      15,474,048
                                                                                                       -----------     ------------
                   Net Increase in Net Assets Resulting from Operations............................                    $ 17,174,960
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

GLOBAL
FINANCIAL SERVICES
PORTFOLIO

                                                                                                                     For the Period
                                                                                                                   Nov. 26, 1999+ to
                   Increase (Decrease) in Net Assets:                                                                Sept. 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
Operations:        Investment income--net..........................................................                    $    777,549
                   Realized gain on investments and foreign currency transactions--net.............                         923,363
                   Unrealized appreciation on investments and foreign currency transactions--net...                      15,474,048
                                                                                                                       ------------
                   Net increase in net assets resulting from operations............................                      17,174,960
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Capital        Increase in net assets derived from net capital contributions...................                      80,214,860
Contributions:                                                                                                         ------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:        Total increase in net assets....................................................                      97,389,820
                   Beginning of period.............................................................                         100,100
                                                                                                                       ------------
                   End of period...................................................................                    $ 97,489,920
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GLOBAL
FINANCIAL SERVICES
PORTFOLIO

                                                                                                                    For the Period
                             The following ratios have been derived from                                           Nov. 26, 1999+ to
                             information provided in the financial statements.                                      Sept. 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average            Expenses..............................................................                           .71%*
Net Assets:                                                                                                           ============
                             Investment income--net................................................                          1.36%*
                                                                                                                      ============
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental                 Net assets, end of period (in thousands)..............................                   $     97,490
Data:                                                                                                                 ============
                             Portfolio turnover....................................................                         68.73%
                                                                                                                      ============
-----------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                                     18 & 19

          Merrill Lynch Global Financial Services Fund, Inc., September 30, 2000

NOTES TO FINANCIAL STATEMENTS

GLOBAL
FINANCIAL SERVICES
PORTFOLIO

1. Significant Accounting Policies:

Global Financial Services Portfolio (the "Portfolio") is part of Global Financial Services Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolios' records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Portfolio pays a monthly fee at an annual rate of .40% of the average daily value of the Trusts' net assets.

In addition, MLPF&S received $23,908 in commissions on the execution of portfolio security transactions for the Fund for the period November 26, 1999 to September 30, 2000.

Accounting services are provided to the Trust by FAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period November 26, 1999 to September 30, 2000 were $118,115,081 and $42,872,713, respectively.

Net realized gains (losses) for the period November 26, 1999 to September 30, 2000 and net unrealized gains (losses) as of September 30, 2000 were as follows:

--------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                               Gains (Losses)     Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments .....................       $ 923,230        $ 15,477,443
Short-term investments ....................            (127)                 --
Foreign currency transactions .............             260              (3,395)
                                                  ---------        ------------
Total .....................................       $ 923,363        $ 15,474,048
                                                  =========        ============
--------------------------------------------------------------------------------

As of September 30, 2000, net unrealized appreciation for Federal income tax purposes aggregated $15,432,101, of which $17,488,648 related to appreciated securities and


                                     20 & 21

          Merrill Lynch Global Financial Services Fund, Inc., September 30, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

GLOBAL
FINANCIAL SERVICES
PORTFOLIO

$2,056,547 related to depreciated securities. At September 30, 2000, the aggregate cost of investments for Federal income tax purposes was $82,600,758.

4. Short-Term Borrowings:

On December 3, 1999, the Portfolio, along with certain other funds managed by FAM and its affiliates, entered into a $1,000,000,000 credit agreement with Bank of America, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund withdrawals and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank of America, N.A. The Portfolio did not borrow under the facility during the period November 26, 1999 to September 30, 2000.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors, Global Financial Services Portfolio of Global Financial Services Master Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Global Financial Services Portfolio of Global Financial Services Master Trust (the "Portfolio") as of September 30, 2000, the related statements of operations and changes in net assets, and the financial highlights for the period November 26, 1999 (commencement of operations) to September 30, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Global Financial Services Portfolio of Global Financial Services Trust as of September 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the period November 26, 1999 (commencement of operations) to September 30, 2000 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
November 8, 2000

PORTFOLIO INFORMATION (unaudited)

Worldwide
Investments as of
September 30, 2000

                                                         Percent of
Ten Largest Holdings                                     Net Assets

American International Group, Inc.........................    3.9%
Citigroup Inc.............................................    3.5
Providian Financial Corporation...........................    2.7
Associates First Capital Corporation (Class A)............    2.7
J.P. Morgan & Co., Incorporated...........................    2.5
First Security Corporation................................    2.4
Marsh & McLennan Companies, Inc...........................    2.3
Silicon Valley Bancshares.................................    2.1
American Express Company..................................    2.1
AXA Financial, Inc........................................    1.9

                                                         Percent of
Industries Represented in the Portfolio                  Net Assets

Banking...................................................   29.8%
Financial Services........................................   29.6
Insurance.................................................   24.5
Banking & Financial.......................................    4.2
Savings & Loan Associations...............................    2.2
Investment Management.....................................    1.8
Electrical Equipment......................................    1.2
Data Processing...........................................    0.6
Computer Services.........................................    0.1

                                                          Percent of
Breakdown of Investments by Country                       Net Assets*

United States.............................................   74.0%
Japan.....................................................    2.7
France....................................................    2.3
Ireland...................................................    2.1
Canada....................................................    1.9
United Kingdom............................................    1.9
Netherlands...............................................    1.7
Italy.....................................................    1.2
Norway....................................................    1.1
Spain.....................................................    0.9
Denmark...................................................    0.7
Hong Kong.................................................    0.7
Bermuda...................................................    0.7
Israel....................................................    0.7
Sweden....................................................    0.6
Brazil....................................................    0.4
South Africa..............................................    0.4

*     Total may not equal 100%.


                                     22 & 23

                              MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

Officers and
Directors

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Arthur Zeikel, Director
Edward D. Zinbarg, Director
Robert C. Doll, Jr., Senior Vice President
James Ellman, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

Browns Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global Financial Services Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          MLGFSF--9/00

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